Depreciation, Amortization, and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [abstract]
Depreciation of property, plant and equipment	$ (5,918)	$ (6,591)
Amortization of intangible assets	(26,222)	(38,532)
Depreciation of the period	(17,062)	(18,446)
Totals	$ (49,202)	$ (63,569)